LOANS (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Activity in allowance for loan losses
Beginning Balance	$ 6,012,175	$ 5,440,720	$ 5,440,720	$ 6,047,000	$ 5,842,000
Charge-offs	622,000	437,000	1,340,000	2,304,000	2,335,000
Recoveries	230,000	512,000	961,000	648,000	490,000
Provision	300,000	100,000	950,000	1,050,000	2,050,000
Ending Balance	5,920,000	5,616,000	6,012,175	5,440,720	6,047,000
Commercial
Activity in allowance for loan losses
Beginning Balance	339,000	230,000	230,000	150,000	192,000
Charge-offs	25,000	200,000	258,000	12,000	21,000
Recoveries				28,000	24,000
Provision	26,000	178,000	367,000	64,000	(45,000)
Ending Balance	340,000	208,000	339,000	230,000	150,000
Real estate construction
Activity in allowance for loan losses
Beginning Balance	446,000	358,000	358,000	918,000	1,008,000
Charge-offs				578,000	74,000
Recoveries	2,000	4,000	14,000	23,000	19,000
Provision	(10,000)	(33,000)	74,000	(5,000)	(35,000)
Ending Balance	438,000	329,000	446,000	358,000	918,000
1-4 family residential
Activity in allowance for loan losses
Beginning Balance	1,829,000	2,169,000	2,169,000	1,989,000	2,257,000
Charge-offs	32,000	63,000	274,000	262,000	1,090,000
Recoveries	3,000	12,000	59,000	63,000	38,000
Provision	25,000	(7,000)	(125,000)	379,000	784,000
Ending Balance	1,825,000	2,111,000	1,829,000	2,169,000	1,989,000
Multi-family residential
Activity in allowance for loan losses
Beginning Balance	495,000	427,000	427,000	414,000	336,000
Charge-offs			42,000	161,000	88,000
Recoveries			57,000	113,000	1,000
Provision	4,000	(26,000)	53,000	61,000	165,000
Ending Balance	499,000	401,000	495,000	427,000	414,000
Non-farm & non-residential
Activity in allowance for loan losses
Beginning Balance	813,000	564,000	564,000	628,000	410,000
Charge-offs				99,000	126,000
Recoveries		367,000	368,000	18,000	1,000
Provision	217,000	(1,000)	(119,000)	17,000	343,000
Ending Balance	1,030,000	930,000	813,000	564,000	628,000
Agricultural
Activity in allowance for loan losses
Beginning Balance	998,000	578,000	578,000	845,000	721,000
Charge-offs	242,000		8,000	109,000	15,000
Recoveries	1,000	24,000	27,000	24,000	9,000
Provision	(34,000)	(49,000)	401,000	(182,000)	130,000
Ending Balance	723,000	553,000	998,000	578,000	845,000
Consumer
Activity in allowance for loan losses
Beginning Balance	520,000	548,000	548,000	517,000	524,000
Charge-offs	81,000	77,000	239,000	460,000	424,000
Recoveries	15,000	18,000	67,000	35,000	64,000
Provision	43,000	61,000	144,000	456,000	353,000
Ending Balance	497,000	550,000	520,000	548,000	517,000
Other
Activity in allowance for loan losses
Beginning Balance	32,000	51,000	51,000	54,000	50,000
Charge-offs	242,000	97,000	519,000	623,000	497,000
Recoveries	209,000	87,000	369,000	344,000	334,000
Provision	35,000	(30,000)	131,000	276,000	167,000
Ending Balance	34,000	11,000	32,000	51,000	54,000
Unallocated
Activity in allowance for loan losses
Beginning Balance	540,000	516,000	516,000	532,000	344,000
Provision	(6,000)	7,000	24,000	(16,000)	188,000
Ending Balance	$ 534,000	$ 523,000	$ 540,000	$ 516,000	$ 532,000